(THE TEBERG FUND LOGO)

                               SEMI-ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                               SEPTEMBER 30, 2002

Dear Fellow Shareholder:

There have been many milestones in the six months since we launched The Teberg Fund. It was a big day when we sent in our first applications and another when we made our first trades. Looking up our ticker symbol for the first time seemed historic, as was the day we awaited the first closing share price. Each first seemed more important than the last and served as proof that this Fund had moved from a long-held dream to reality.

Looking back, however, this first official message to our shareholders seems to be the most significant milestone of all. Your enthusiasm for this project has been the most rewarding part of a very long process, and we thank you sincerely for your support. To say that we wouldn't be where we are today without you is a grand understatement.

It is also an understatement that we might have picked a better time to start a mutual fund. The period from April 1 through September 30, 2002 has been a volatile and disappointing six months for many investors. Amid corporate scandals and worries about the economy, the Dow dropped 26.74%, the NASDAQ dropped 37.07%, and the S&P 500 (the Fund's benchmark) dropped 28.89%.

In comparison, The Teberg Fund ended this period down 9.80%. While we certainly would rather report a gain than a loss, we are encouraged that we were able to hold somewhat steady during this turbulent time.

We are confident that we are on the right course and positioned to benefit from a market upturn, which hopefully will happen soon.

Again, thank you for taking these first steps with us. We hope this will be a long, rewarding journey.

Sincerely,

/s/Curtis A. Teberg

Curtis A. Teberg
Portfolio Manager

Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost. The returns shown reflect the reinvestment of dividends and capital gains.

The Dow Jones Industrial Average, NASDAQ and S&P 500 Indices are unmanaged indices commonly used to measure the performance of U.S. stocks. You cannot invest directly in an index.

THE TEBERG FUND
SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2002 (UNAUDITED)

SHARES                                                            MARKET VALUE
------                                                            ------------
             DOMESTIC EQUITY FUNDS: 38.67%
    11,396   AIM Constellation Fund - Institutional Class          $   192,360
     1,011   AIM High Yield Fund - Class A                               3,630
    28,327   AIM Weingarten Fund - Class A                             245,026
    15,730   American AMCAP Fund - Class A                             190,803
    20,956   American Washington Mutual Investors Fund - Class A       459,358
    12,526   Brandywine Fund Inc.                                      239,001
     2,366   FPA Capital Fund                                           57,936
    60,425   Federated US Government Securities Fund                   705,765
     6,710   Fidelity Advisor Growth Opportunities Fund - Class I      139,630
     5,617   Fidelity Growth & Income Portfolio                        161,868
     6,856   Franklin Flex Cap Growth Fund - Class A                   156,038
     9,353   Gabelli Asset Fund - Class AAA                            243,555
     9,906   Janus Fund                                                173,261
     5,146   Liberty Acorn Fund - Class Z                               74,250
    12,124   MFS Capital Opportunities Fund - Class A                  105,842
    63,293   Putnam OTC & Emerging Growth Fund - Class A               298,741
    24,571   Putnam Vista Fund - Class A                               139,315
     9,489   SAFECO Growth Opportunities Fund - Investor Class         156,766
    23,551   Seligman Communications and Information Fund - Class A    339,135
     3,110   Weitz Series Fund, Inc. - Value Fund                       78,400
                                                                   -----------
                TOTAL DOMESTIC EQUITY FUNDS
                  (COST $4,871,894)                                  4,160,680
                                                                   -----------

             MONEY MARKET FUNDS: 61.52%
 1,333,522   Cash Trust Series II - Treasury Cash Series II          1,333,522
 5,287,091   Institutional Fiduciary Trust -
               Money Market Portfolio                                5,287,091
                                                                   -----------
                TOTAL MONEY MARKET FUNDS
                  (COST $6,620,613)                                  6,620,613
                                                                   -----------
             Total Investments (Cost $11,492,507): 100.19%          10,781,293
             Liaibilities in Excess of Other Assets: (0.19%)           (20,660)
                                                                   -----------
             NET ASSETS: 100.00%                                   $10,760,633
                                                                   -----------
                                                                   -----------

See accompanying Notes to Financial Statements.

THE TEBERG FUND
STATEMENT OF ASSETS AND LIABILITIES
AT SEPTEMBER 30, 2002 (UNAUDITED)

ASSETS
     Investments in securities, at value
       (identified cost $11,492,507)                               $10,781,293
     Cash                                                                1,635
     Receivables
          Dividends                                                     10,214
     Prepaid expenses                                                    2,030
                                                                   -----------
          Total assets                                              10,795,172
                                                                   -----------

LIABILITIES
     Payables
          Advisory fees                                                 10,085
          Administration fees                                            2,466
     Accrued expenses                                                   21,988
                                                                   -----------
          Total liabilities                                             34,539
                                                                   -----------
NET ASSETS                                                         $10,760,633
                                                                   -----------
                                                                   -----------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  [$10,760,633/1,193,492 shares outstanding;
  unlimited number of shares (par value $0.01) authorized]         $      9.02
                                                                   -----------
                                                                   -----------

COMPONENTS OF NET ASSETS
     Paid-in capital                                               $11,646,667
     Accumulated undistributed net investment income                    22,237
     Accumulated undistributed net realized loss on investments       (197,057)
     Net unrealized depreciation on investments                       (711,214)
                                                                   -----------
NET ASSETS                                                         $10,760,633
                                                                   -----------
                                                                   -----------

See accompanying Notes to Financial Statements.

THE TEBERG FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002 (UNAUDITED)

INVESTMENT INCOME
     Income
          Dividends                                                  $ 119,482
                                                                     ---------

     Expenses
          Advisory fees (Note 3)                                        58,347
          Organizational fees                                           30,000
          Administration fees (Note 3)                                  14,959
          Fund accounting fees                                          14,014
          Transfer agent fees                                           10,192
          Audit fees                                                     8,736
          Custody fees                                                   3,458
          Trustee fees                                                   2,730
          Other                                                          2,628
          Legal fees                                                     2,002
          Shareholder reporting                                          2,002
          Registration fees                                              1,274
          Insurance fees                                                 1,092
                                                                     ---------
               Total expenses                                          151,434
               Less: advisory fee waiver and absorption (Note 3)       (54,189)
                                                                     ---------
               Net expenses                                             97,245
                                                                     ---------
                    NET INVESTMENT INCOME                               22,237
                                                                     ---------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
     Net realized loss from security transactions                     (197,057)
     Net change in unrealized depreciation on investments             (711,214)
                                                                     ---------
          Net realized and unrealized loss on investments             (908,271)
                                                                     ---------
               NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS  $(886,034)
                                                                     ---------
                                                                     ---------

See accompanying Notes to Financial Statements.

THE TEBERG FUND
STATEMENT OF CHANGES IN NET ASSETS


                                                        SIX MONTHS ENDED
                                                       SEPTEMBER 30, 2002
                                                          (UNAUDITED)
                                                       ------------------

DECREASE IN NET ASSETS FROM:

OPERATIONS
     Net investment income                                 $    22,237
     Net realized loss on security transactions               (197,057)
     Net change in unrealized
       depreciation on investments                            (711,214)
                                                           -----------
          NET DECREASE IN NET ASSETS
            RESULTING FROM OPERATIONS                         (886,034)
                                                           -----------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
     Net increase in net assets derived from net change
       in outstanding shares (a)<F1>                        11,646,667
                                                           -----------
          TOTAL INCREASE IN NET ASSETS                      10,760,633

NET ASSETS
Beginning of period                                                  0
                                                           -----------
END OF PERIOD                                              $10,760,633
                                                           -----------
                                                           -----------

(a)<F1>  A summary of share transactions is as follows:

                                Six Months Ended
                               September 30, 2002
                                  (Unaudited)
                               ------------------
                           Shares    Paid in Capital
                           ------    ---------------
Shares sold              1,199,753     $11,705,000
Shares redeemed             (6,261)        (58,333)
                         ---------     -----------
Net increase             1,193,492     $11,646,667
                         ---------     -----------
                         ---------     -----------

See accompanying Notes to Financial Statements.

THE TEBERG FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                        SIX MONTHS ENDED
                                                       SEPTEMBER 30, 2002
                                                          (UNAUDITED)
                                                       ------------------
Net asset value, beginning of period                          $10.00
                                                              ------

Income from investment operations:
     Net investment income                                      0.03
     Net realized and unrealized loss on investments           (1.01)
                                                              ------
Total from investment operations                               (0.98)
                                                              ------

Net asset value, end of period                                $ 9.02
                                                              ------
                                                              ------

TOTAL RETURN                                                   (9.80%) +<F2>

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                       $ 10,761
Ratio of expenses to average net assets:
     Before expense reimbursement                               3.90% *<F3>
     After expense reimbursement                                2.50% *<F3>
Ratio of net investment income to average net assets
     After expense reimbursement                                0.57% *<F3>
Portfolio turnover rate                                       145.16%

+<F2>  Not Annualized.
*<F3>  Annualized.

See accompanying Notes to Financial Statements.

THE TEBERG FUND
NOTES TO FINANCIAL STATEMENTS at September 30, 2002 (Unaudited)

NOTE 1 - ORGANIZATION

     The Teberg Fund (the "Fund") is a series of shares of beneficial interest of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund began operations on April 1, 2002. The investment objective of the Fund is to maximize total return (capital appreciation plus income).

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

     A. Security Valuation: The Fund's investments are carried at fair value. The assets of the Fund consist primarily of shares of underlying openend mutual funds, which are valued at their respective NAVs. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities which are not traded in the NASDAQ
          National Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

     B. Federal Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     C. Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differs from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent such amounts are reclassified with the capital accounts based on their Federal tax treatment.

     D. Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS
         WITH AFFILIATES

     For the six months ended September 30, 2002, First Associated Investment Advisors, Inc. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.50% based upon the average daily net assets of the Fund. For the six months ended September 30, 2002, the Fund incurred $58,347 in advisory fees.

     The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses to 2.50% of average net assets (the "expense cap"). Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund's operations. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund's payment of current ordinary operating expenses. For the six months ended September 30, 2002, the Advisor reduced its fees and absorbed Fund expenses in the amount of $54,189; no amounts were reimbursed to the Advisor. Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $54,189 at September 30, 2002, which expires in the year 2007.

     U.S. Bancorp Fund Services, LLC (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

Fund asset level                          Fee rate
----------------                          --------
Less than $15 million                     $30,000
$15 million to less than $50 million 0.20% of average daily net assets $50 million to less than $100 million 0.15% of average daily net assets $100 million to less than $150 million 0.10% of average daily net assets
More than $150 million                    0.05% of average daily net assets

     Quasar Distributors, LLC (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

     Certain officers of the Fund are also officers of the Administrator.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

     For the six months ended September 30, 2002, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $10,557,685 and $5,488,734 respectively.

                                    ADVISOR
                      First Associated Investment Advisors
                           5161 Miller Trunk Highway
                                Duluth, MN 55811

                                  DISTRIBUTOR
                            Quasar Distributors, LLC
                            615 East Michigan Street
                              Milwaukee, WI 53202

                                 TRANSFER AGENT
                        U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                              Milwaukee, WI 53202

                                   CUSTODIAN
                                U.S. Bank, N.A.
                           425 Walnut Street M/L 6118
                              Cincinnati, OH 45202

                            INDEPENDENT ACCOUNTANTS
                           PricewaterhouseCoopers LLP
                          1177 Avenue of the Americas
                               New York, NY 10036

                                 LEGAL COUNSEL
                     Paul, Hastings, Janofsky & Walker, LLP
                        515 S. Flower Street, 25th Floor
                             Los Angeles, CA 90071

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. For a current prospectus please call 1-866-209-1964.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.